Bank Credit Lines and Loan Facilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of December 31, 2023 and 2022:

		Interest rate as of		Principal amount as of
	Maturity Date	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
				(in thousands)
Senior Secured Term Loan	July 2028	7.860%	7.092%	$3,251,213	$4,201,213
Senior Secured Notes	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Revolving Loan Facility	January 2024	6.720%	—	55,000	—
Total debt				3,806,213	4,701,213
Less current portion of debt				(110,150)	(55,150)
Total long-term debt				3,696,063	4,646,063
Less debt issuance costs and debt discount				(30,624)	(47,026)
Total long-term debt, net				$3,665,439	$4,599,037

	Drawdown	Repayment	Closing Balance
	(in thousands)
December 31, 2022	$—	$—	$—
Quarter 1, 2023	180,000	100,000	80,000
Quarter 2, 2023	50,000	80,000	50,000
Quarter 3, 2023	75,000	50,000	75,000
Quarter 4, 2023	65,000	85,000	55,000
	$370,000	$315,000

Schedule of Financing Cost

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Interest expense on drawn facilities	$311,019	$209,189	$93,809
Amortization of merger related financing fees	16,402	17,749	12,890
Transaction and one time financing costs	—	—	75,391
Other financing costs*	9,278	2,793	333
Total financing costs	$336,699	$229,731	$182,423
*Includes costs associated with the senior secured revolving loan facility.

Schedule of Maturities of Long-term Debt
As of December 31, 2023, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of debt:	(in thousands)
2024	$110,150
2025	55,150
2026	555,150
2027	55,150
2028 and thereafter	3,030,613
Total	$3,806,213

Schedule of Principal Payments on Debt Instrument
Principal repayments, comprising mandatory and voluntary repayments, during the year ended December 31, 2023 and December 31, 2022 were as follows:

Principal repayments	December 31, 2023	December 31, 2022
	(in thousands)
Quarter 1	$250,000	$300,000
Quarter 2	150,000	100,000
Quarter 3	300,000	200,000
Quarter 4	250,000	200,000
Total	$950,000	$800,000